Vanguard® FTSE Social Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.9%)
	Linde plc	220,377	66,245
	Air Products and Chemicals Inc.	92,643	27,761
	Newmont Corp.	337,526	24,801
	Dow Inc.	311,100	21,286
	International Flavors & Fragrances Inc.	104,053	14,741
	Nucor Corp.	126,494	12,971
	Fastenal Co.	239,386	12,697
	LyondellBasell Industries NV Class A	107,278	12,082
	International Paper Co.	164,200	10,361
	Albemarle Corp.	48,318	8,073
	Celanese Corp. Class A	47,800	7,909
	Avery Dennison Corp.	35,040	7,727
	Eastman Chemical Co.	57,100	7,160
	FMC Corp.	54,510	6,361
	Steel Dynamics Inc.	83,300	5,200
	CF Industries Holdings Inc.	88,339	4,697
	Westlake Chemical Corp.	14,600	1,473
			251,545
Consumer Discretionary (17.1%)
*	Amazon.com Inc.	177,910	573,416
*	Tesla Inc.	321,280	200,871
	Home Depot Inc.	450,786	143,760
*	Walt Disney Co.	758,396	135,487
*	Netflix Inc.	178,461	89,732
	McDonald's Corp.	312,432	73,075
	NIKE Inc. Class B	521,282	71,134
	Costco Wholesale Corp.	185,110	70,022
	Lowe's Cos. Inc.	307,812	59,971
	Starbucks Corp.	490,454	55,853
	Target Corp.	209,690	47,583
*	Booking Holdings Inc.	17,195	40,607
	TJX Cos. Inc.	502,832	33,961
	Activision Blizzard Inc.	320,199	31,139
*	Uber Technologies Inc.	578,300	29,395
	Estee Lauder Cos. Inc. Class A	95,031	29,129
*	MercadoLibre Inc.	19,200	26,086
*	Ford Motor Co.	1,634,647	23,751
	Dollar General Corp.	102,883	20,881
	Ross Stores Inc.	146,870	18,563
	Electronic Arts Inc.	119,835	17,128
*	Aptiv plc	112,457	16,916
	eBay Inc.	272,100	16,565

		Shares	Market Value ($000)
*	Chipotle Mexican Grill Inc. Class A	11,704	16,058
*	O'Reilly Automotive Inc.	29,395	15,730
*	Lululemon Athletica Inc.	47,441	15,330
	Yum! Brands Inc.	126,200	15,140
*	Spotify Technology SA	56,100	13,552
*	AutoZone Inc.	9,511	13,378
	DR Horton Inc.	137,912	13,142
	Yum China Holdings Inc.	168,482	11,396
*	Copart Inc.	86,000	11,095
	Best Buy Co. Inc.	95,423	11,092
	Lennar Corp. Class A	111,741	11,063
	VF Corp.	134,843	10,750
*	Expedia Group Inc.	57,490	10,173
	ViacomCBS Inc. Class B	235,083	9,972
*	Dollar Tree Inc.	98,176	9,572
*	Wayfair Inc. Class A	29,800	9,135
	Garmin Ltd.	62,528	8,894
*	Take-Two Interactive Software Inc.	47,600	8,833
	Tractor Supply Co.	48,438	8,801
*	Burlington Stores Inc.	27,200	8,796
*	Etsy Inc.	49,200	8,105
	Darden Restaurants Inc.	54,867	7,859
*	CarMax Inc.	67,864	7,817
*	Ulta Beauty Inc.	22,439	7,750
	Genuine Parts Co.	59,009	7,737
	Omnicom Group Inc.	89,133	7,330
	Pool Corp.	16,100	7,028
	Domino's Pizza Inc.	16,300	6,958
*	NVR Inc.	1,410	6,891
	PulteGroup Inc.	111,580	6,448
*	LKQ Corp.	126,391	6,441
*	Carvana Co. Class A	23,400	6,203
	Whirlpool Corp.	25,918	6,145
*	Lyft Inc. Class A	106,100	6,057
	Interpublic Group of Cos. Inc.	163,313	5,502
*	Vail Resorts Inc.	16,700	5,459
*	Live Nation Entertainment Inc.	59,500	5,362
	BorgWarner Inc.	102,790	5,272
	Fox Corp. Class A	140,763	5,258
	Advance Auto Parts Inc.	27,425	5,203
	Hasbro Inc.	53,300	5,115
	Lear Corp.	25,356	4,903
	Newell Brands Inc.	163,427	4,689
*	Farfetch Ltd. Class A	96,100	4,452
	News Corp. Class A	154,700	4,175
	Nielsen Holdings plc	148,459	4,040
	Autoliv Inc.	36,345	3,854
*	Discovery Inc. Class C	126,498	3,801
*	Southwest Airlines Co.	61,572	3,784
	Gentex Corp.	101,745	3,612
	Aramark	94,987	3,548
*	Liberty Media Corp.- Liberty SiriusXM Class C	79,000	3,437
*	Delta Air Lines Inc.	67,559	3,221
	Rollins Inc.	93,700	3,194
[1]	Sirius XM Holdings Inc.	465,600	2,910
	Fox Corp. Class B	65,772	2,386
*	Discovery Inc. Class A	68,366	2,195
*	United Airlines Holdings Inc.	32,941	1,922

		Shares	Market Value ($000)
*	American Airlines Group Inc.	62,494	1,515
	News Corp. Class B	58,100	1,493
*	Liberty Media Corp.- Liberty SiriusXM Class A	29,200	1,275
	Lennar Corp. Class B	8,300	650
			2,257,923
Consumer Staples (5.1%)
	Procter & Gamble Co.	1,022,247	137,850
	Coca-Cola Co.	1,621,800	89,669
	PepsiCo Inc.	582,300	86,146
	CVS Health Corp.	548,316	47,397
	Mondelez International Inc. Class A	586,327	37,249
	Colgate-Palmolive Co.	353,666	29,630
	Kimberly-Clark Corp.	142,650	18,634
	Sysco Corp.	203,292	16,467
	Walgreens Boots Alliance Inc.	303,980	16,008
	General Mills Inc.	253,999	15,966
*	Monster Beverage Corp.	154,245	14,541
	Corteva Inc.	313,600	14,269
	McKesson Corp.	67,076	12,905
	Kraft Heinz Co.	271,873	11,851
	Kroger Co.	316,800	11,715
	Keurig Dr Pepper Inc.	294,606	10,889
	Hershey Co.	62,168	10,758
	Tyson Foods Inc. Class A	120,054	9,544
	Clorox Co.	52,942	9,357
	McCormick & Co. Inc.	103,428	9,211
	Church & Dwight Co. Inc.	103,796	8,898
	Conagra Brands Inc.	204,104	7,776
	AmerisourceBergen Corp. Class A	61,348	7,039
	Kellogg Co.	105,375	6,901
	J M Smucker Co.	45,753	6,098
	Hormel Foods Corp.	115,925	5,627
	Coca-Cola Europacific Partners plc	83,998	5,084
	Lamb Weston Holdings Inc.	61,318	5,058
	Bunge Ltd.	57,099	4,957
	Campbell Soup Co.	81,008	3,943
			671,437
Energy (0.1%)
*	Enphase Energy Inc.	43,900	6,280
*	Plug Power Inc.	172,000	5,280
*	SolarEdge Technologies Inc.	20,400	5,264
			16,824
Financials (11.0%)
	JPMorgan Chase & Co.	1,271,118	208,768
	Bank of America Corp.	3,246,131	137,604
	Citigroup Inc.	873,877	68,783
	BlackRock Inc.	61,712	54,124
	Morgan Stanley	586,192	53,314
	Goldman Sachs Group Inc.	138,983	51,704
	Charles Schwab Corp.	577,742	42,666
	S&P Global Inc.	101,053	38,347
	Truist Financial Corp.	565,473	34,935
	U.S. Bancorp	570,531	34,677
	PNC Financial Services Group Inc.	178,098	34,672
	CME Group Inc.	148,945	32,583
	Chubb Ltd.	188,757	32,087
	Marsh & McLennan Cos. Inc.	212,291	29,370

		Shares	Market Value ($000)
	Intercontinental Exchange Inc.	232,232	26,214
	Progressive Corp.	245,770	24,351
	Aon plc Class A	95,143	24,106
	Moody's Corp.	68,280	22,898
	MetLife Inc.	317,920	20,779
	American International Group Inc.	361,448	19,099
	T Rowe Price Group Inc.	94,798	18,140
	Prudential Financial Inc.	166,425	17,802
	Bank of New York Mellon Corp.	335,762	17,487
	Allstate Corp.	126,698	17,308
	Travelers Cos. Inc.	106,105	16,945
	Aflac Inc.	287,622	16,302
	MSCI Inc. Class A	33,650	15,753
	Discover Financial Services	128,777	15,100
	Willis Towers Watson plc	53,626	14,016
	First Republic Bank	72,537	13,887
	State Street Corp.	147,163	12,800
	Ameriprise Financial Inc.	49,146	12,770
	KKR & Co. Inc.	227,000	12,642
	Fifth Third Bancorp	297,682	12,544
*	SVB Financial Group	21,500	12,532
	Arthur J Gallagher & Co.	83,907	12,302
	Hartford Financial Services Group Inc.	149,125	9,745
	Northern Trust Corp.	80,410	9,745
	Regions Financial Corp.	403,783	9,453
	KeyCorp.	407,073	9,379
	Citizens Financial Group Inc.	176,941	8,829
	M&T Bank Corp.	53,839	8,651
	Ally Financial Inc.	157,248	8,603
	Nasdaq Inc.	47,756	7,997
	Cincinnati Financial Corp.	62,951	7,662
	Broadridge Financial Solutions Inc.	47,788	7,621
	Principal Financial Group Inc.	112,445	7,353
	MarketAxess Holdings Inc.	15,400	7,185
*	Markel Corp.	5,616	6,882
	Raymond James Financial Inc.	51,766	6,864
	Huntington Bancshares Inc.	418,137	6,632
*	Arch Capital Group Ltd.	165,472	6,601
	Lincoln National Corp.	80,883	5,645
	Annaly Capital Management Inc.	588,433	5,455
	Fidelity National Financial Inc.	115,013	5,404
	Equitable Holdings Inc.	168,311	5,344
	FactSet Research Systems Inc.	15,600	5,216
	Brown & Brown Inc.	99,100	5,205
	Cboe Global Markets Inc.	45,400	5,053
*	Credicorp Ltd.	33,700	4,633
	Comerica Inc.	57,404	4,506
	Globe Life Inc.	42,605	4,491
	W R Berkley Corp.	57,431	4,479
	Everest Re Group Ltd.	16,301	4,238
	AGNC Investment Corp.	226,490	4,199
*	Alleghany Corp.	5,768	4,133
	Assurant Inc.	24,618	3,967
	Zions Bancorp NA	67,546	3,910
	Franklin Resources Inc.	113,600	3,886
	Commerce Bancshares Inc.	44,277	3,448
	Voya Financial Inc.	51,053	3,345
	RenaissanceRe Holdings Ltd.	21,118	3,255

		Shares	Market Value ($000)
	SEI Investments Co.	47,731	3,028
	Santander Consumer USA Holdings Inc.	31,698	1,201
	CNA Financial Corp.	10,900	521
			1,453,175
Health Care (13.4%)
	UnitedHealth Group Inc.	396,063	163,146
	Pfizer Inc.	2,333,566	90,379
	Abbott Laboratories	725,234	84,599
	AbbVie Inc.	739,119	83,668
	Merck & Co. Inc.	1,060,245	80,462
	Thermo Fisher Scientific Inc.	165,710	77,801
	Medtronic plc	562,861	71,253
	Eli Lilly & Co.	353,453	70,599
	Danaher Corp.	262,667	67,279
	Bristol-Myers Squibb Co.	950,226	62,449
	Amgen Inc.	244,452	58,165
	Anthem Inc.	104,385	41,568
*	Intuitive Surgical Inc.	48,539	40,879
	Cigna Corp.	144,226	37,333
	Stryker Corp.	145,390	37,114
	Zoetis Inc.	199,486	35,245
	Gilead Sciences Inc.	526,781	34,825
	Becton Dickinson and Co.	120,877	29,239
*	Boston Scientific Corp.	599,575	25,512
*	Illumina Inc.	61,605	24,989
*	Edwards Lifesciences Corp.	259,039	24,842
	HCA Healthcare Inc.	111,966	24,049
	Humana Inc.	54,136	23,695
*	Vertex Pharmaceuticals Inc.	108,920	22,724
*	Moderna Inc.	119,900	22,183
*	Regeneron Pharmaceuticals Inc.	40,449	20,323
*	IDEXX Laboratories Inc.	35,291	19,696
*	Align Technology Inc.	32,748	19,326
*	IQVIA Holdings Inc.	79,667	19,133
*	Centene Corp.	241,258	17,757
	Agilent Technologies Inc.	128,125	17,698
	Baxter International Inc.	212,846	17,479
*	Biogen Inc.	63,585	17,008
*	Veeva Systems Inc. Class A	56,600	16,490
*	Alexion Pharmaceuticals Inc.	88,798	15,677
	Zimmer Biomet Holdings Inc.	86,572	14,573
*	DexCom Inc.	38,400	14,185
	ResMed Inc.	60,024	12,356
*	Laboratory Corp. of America Holdings	40,657	11,159
	West Pharmaceutical Services Inc.	30,900	10,738
	Cerner Corp.	128,172	10,029
*	Novocure Ltd.	42,500	8,670
*	Seagen Inc.	53,400	8,296
	Cooper Cos. Inc.	20,319	7,994
	Teleflex Inc.	19,300	7,762
	Viatris Inc.	509,313	7,762
*	Horizon Therapeutics plc	82,500	7,562
	Quest Diagnostics Inc.	55,697	7,334
*	Catalent Inc.	67,400	7,066
*	Exact Sciences Corp.	62,600	6,919
	Cardinal Health Inc.	122,113	6,847
*	Teladoc Health Inc.	45,400	6,836
*	Alnylam Pharmaceuticals Inc.	48,088	6,828

		Shares	Market Value ($000)
*	Hologic Inc.	108,027	6,812
*	Elanco Animal Health Inc. (XNYS)	188,407	6,779
	PerkinElmer Inc.	46,400	6,731
	STERIS plc	35,000	6,680
*	Avantor Inc.	206,100	6,626
*	Incyte Corp.	76,456	6,405
	DENTSPLY SIRONA Inc.	90,899	6,083
*	BioMarin Pharmaceutical Inc.	76,314	5,899
*	Bio-Rad Laboratories Inc. Class A	8,800	5,301
*	ABIOMED Inc.	18,380	5,231
	Universal Health Services Inc. Class B	31,170	4,976
*	Henry Schein Inc.	59,154	4,498
*	Masimo Corp.	20,600	4,441
*	Jazz Pharmaceuticals plc	24,254	4,320
*	DaVita Inc.	30,923	3,713
	Perrigo Co. plc	55,908	2,580
*	Sarepta Therapeutics Inc.	32,100	2,428
			1,767,003
Industrials (11.5%)
	Visa Inc. Class A	708,488	161,039
	Mastercard Inc. Class A	370,162	133,473
*	PayPal Holdings Inc.	492,767	128,129
	Accenture plc Class A	267,463	75,467
	United Parcel Service Inc. Class B	300,509	64,489
	Union Pacific Corp.	281,189	63,192
	Caterpillar Inc.	227,120	54,754
	Deere & Co.	131,446	47,465
	American Express Co.	274,142	43,898
	Fidelity National Information Services Inc.	259,107	38,602
	Automatic Data Processing Inc.	180,296	35,342
*	Square Inc. Class A	155,000	34,491
	FedEx Corp.	102,821	32,369
	CSX Corp.	320,126	32,051
	Illinois Tool Works Inc.	132,134	30,623
	Capital One Financial Corp.	189,582	30,481
	Sherwin-Williams Co.	103,762	29,420
*	Fiserv Inc.	247,426	28,504
	Global Payments Inc.	125,124	24,238
	Johnson Controls International plc	305,249	20,311
	DuPont de Nemours Inc.	224,885	19,023
	Trane Technologies plc	100,160	18,670
	IHS Markit Ltd.	166,329	17,516
	Stanley Black & Decker Inc.	64,705	14,028
	Paychex Inc.	134,900	13,644
	PACCAR Inc.	142,479	13,045
	Cintas Corp.	36,800	13,010
	Rockwell Automation Inc.	48,768	12,861
*	Mettler-Toledo International Inc.	9,687	12,602
	Equifax Inc.	50,400	11,846
	Synchrony Financial	244,253	11,580
	Verisk Analytics Inc. Class A	66,295	11,458
	Kansas City Southern	38,051	11,327
*	Keysight Technologies Inc.	78,566	11,186
*	Zebra Technologies Corp. Class A	21,900	10,885
	Old Dominion Freight Line Inc.	40,975	10,877
	Vulcan Materials Co.	55,506	10,175
*	FleetCor Technologies Inc.	34,600	9,496
	Martin Marietta Materials Inc.	25,990	9,451

		Shares	Market Value ($000)
	Dover Corp.	60,618	9,123
	Xylem Inc.	75,253	8,889
	Expeditors International of Washington Inc.	70,287	8,834
	TransUnion	80,100	8,571
	WW Grainger Inc.	18,247	8,433
*	Waters Corp.	25,509	8,220
*	Trimble Inc.	104,750	8,149
*	Ingersoll Rand Inc.	143,800	7,138
	IDEX Corp.	31,300	6,969
	Masco Corp.	108,200	6,526
	Westrock Co.	109,100	6,363
	Westinghouse Air Brake Technologies Corp.	75,001	6,207
	JB Hunt Transport Services Inc.	34,951	5,996
	Fortune Brands Home & Security Inc.	57,331	5,914
*	Fair Isaac Corp.	11,600	5,870
	Packaging Corp. of America	39,120	5,815
	Snap-on Inc.	22,519	5,734
*	XPO Logistics Inc.	38,100	5,598
*	StoneCo. Ltd. Class A	84,700	5,588
	Allegion plc	38,859	5,459
	CH Robinson Worldwide Inc.	55,397	5,375
*	Mohawk Industries Inc.	24,443	5,150
	Jack Henry & Associates Inc.	32,000	4,933
	Western Union Co.	169,527	4,148
	Robert Half International Inc.	46,107	4,094
			1,514,114
Real Estate (3.0%)
	American Tower Corp.	188,812	48,234
	Prologis Inc.	308,738	36,382
	Crown Castle International Corp.	174,294	33,029
	Equinix Inc.	37,210	27,413
	Public Storage	63,437	17,920
	Digital Realty Trust Inc.	117,046	17,739
*	CoStar Group Inc.	16,303	13,923
	SBA Communications Corp. Class A	46,300	13,803
	Welltower Inc.	174,337	13,035
*	CBRE Group Inc. Class A	139,474	12,243
	AvalonBay Communities Inc.	59,021	12,214
	Equity Residential	153,815	11,913
	Realty Income Corp.	156,602	10,712
	Alexandria Real Estate Equities Inc.	56,580	10,086
	Ventas Inc.	156,198	8,661
	Invitation Homes Inc.	234,341	8,499
	Extra Space Storage Inc.	53,600	8,030
	Mid-America Apartment Communities Inc.	48,026	7,718
	Boston Properties Inc.	65,467	7,696
	Healthpeak Properties Inc.	226,950	7,576
	Sun Communities Inc.	44,300	7,417
*	Zillow Group Inc. Class C	62,100	7,286
	Duke Realty Corp.	155,102	7,206
	UDR Inc.	121,933	5,808
	WP Carey Inc.	72,900	5,500
	Iron Mountain Inc.	121,024	5,269
	Equity LifeStyle Properties Inc.	73,200	5,187
*	Host Hotels & Resorts Inc.	293,200	5,034
	Regency Centers Corp.	69,602	4,496
	VEREIT Inc.	91,118	4,334
	Kimco Realty Corp.	173,044	3,687

		Shares	Market Value ($000)
	Federal Realty Investment Trust	31,700	3,625
	Vornado Realty Trust	73,858	3,492
*	Zillow Group Inc. Class A	23,050	2,727
			397,894
Technology (31.9%)
	Apple Inc.	6,647,264	828,316
	Microsoft Corp.	3,142,278	784,564
*	Facebook Inc. Class A	1,007,577	331,221
*	Alphabet Inc. Class A	125,791	296,471
*	Alphabet Inc. Class C	122,236	294,779
	NVIDIA Corp.	247,739	160,976
*	Adobe Inc.	201,860	101,855
	Intel Corp.	1,721,587	98,337
*	salesforce.com Inc.	367,961	87,611
	Broadcom Inc.	165,704	78,267
	Texas Instruments Inc.	385,095	73,099
	QUALCOMM Inc.	472,279	63,540
	Oracle Corp.	773,051	60,870
	International Business Machines Corp.	372,860	53,595
	Applied Materials Inc.	384,292	53,082
	Intuit Inc.	105,738	46,428
*	Advanced Micro Devices Inc.	502,471	40,238
*	Micron Technology Inc.	466,570	39,257
	Lam Research Corp.	59,871	38,907
*	ServiceNow Inc.	81,533	38,637
*	Autodesk Inc.	92,104	26,329
	Analog Devices Inc.	153,890	25,330
	NXP Semiconductors NV	116,748	24,683
*	Zoom Video Communications Inc. Class A	73,400	24,334
	KLA Corp.	65,050	20,614
*	Twilio Inc. Class A	60,076	20,186
*	Twitter Inc.	326,599	18,943
*	Workday Inc. Class A	74,756	17,098
	Microchip Technology Inc.	104,900	16,464
*	Synopsys Inc.	63,515	16,154
	Cognizant Technology Solutions Corp. Class A	223,437	15,989
	HP Inc.	540,587	15,801
	Marvell Technology Inc.	326,500	15,770
*	DocuSign Inc. Class A	75,600	15,242
*	Cadence Design Systems Inc.	115,900	14,718
*	Palo Alto Networks Inc.	39,918	14,500
	Xilinx Inc.	102,875	13,065
*	Atlassian Corp. plc Class A	54,800	12,784
*	Fortinet Inc.	55,600	12,151
	Skyworks Solutions Inc.	68,747	11,687
	Maxim Integrated Products Inc.	111,496	11,374
*	Pinterest Inc. Class A	168,000	10,970
*	Dell Technologies Inc. Class C	109,953	10,846
*	Okta Inc.	48,600	10,811
*	EPAM Systems Inc.	22,200	10,603
	CDW Corp.	59,608	9,860
*	Western Digital Corp.	127,423	9,586
*	VeriSign Inc.	42,249	9,291
*	Slack Technologies Inc. Class A	207,400	9,134
	Teradyne Inc.	69,000	9,132
*	HubSpot Inc.	17,400	8,776
*	Qorvo Inc.	47,800	8,734
*	RingCentral Inc. Class A	33,200	8,714

		Shares	Market Value ($000)
	Hewlett Packard Enterprise Co.	541,261	8,639
*	Yandex NV Class A	125,520	8,478
*	Gartner Inc.	36,100	8,369
	Seagate Technology Holdings plc	87,371	8,366
*	Splunk Inc.	67,958	8,236
*	Akamai Technologies Inc.	66,903	7,641
	NetApp Inc.	93,265	7,216
*	Coupa Software Inc.	29,300	6,979
*	Paycom Software Inc.	20,400	6,724
*	Zendesk Inc.	48,000	6,560
	Monolithic Power Systems Inc.	18,600	6,382
*	MongoDB Inc.	21,400	6,247
	NortonLifeLock Inc.	225,183	6,229
*	PTC Inc.	44,100	5,916
	Citrix Systems Inc.	51,338	5,902
*	Datadog Inc. Class A	64,300	5,854
*	Zscaler Inc.	29,900	5,807
*	GoDaddy Inc. Class A	71,200	5,764
*,1	VMware Inc. Class A	33,774	5,333
*	Wix.com Ltd.	19,900	5,171
*	Check Point Software Technologies Ltd.	43,758	5,119
*	F5 Networks Inc.	26,144	4,848
*	Ceridian HCM Holding Inc.	49,500	4,428
	Amdocs Ltd.	54,725	4,274
*	Flex Ltd.	207,700	3,795
*	Arrow Electronics Inc.	30,688	3,693
*	Clarivate plc	82,700	2,484
			4,214,177
Telecommunications (3.9%)
	Comcast Corp. Class A	1,901,290	109,020
	Verizon Communications Inc.	1,737,780	98,167
	Cisco Systems Inc.	1,781,785	94,256
	AT&T Inc.	2,991,480	88,039
*	Charter Communications Inc. Class A	58,840	40,866
*	T-Mobile US Inc.	231,023	32,678
	Motorola Solutions Inc.	71,086	14,595
*	Arista Networks Inc.	24,442	8,295
	Lumen Technologies Inc.	462,200	6,397
*	DISH Network Corp. Class A	102,400	4,457
*	Liberty Global plc Class C	158,600	4,317
	Juniper Networks Inc.	137,625	3,624
*	Altice USA Inc. Class A	94,200	3,397
*	Liberty Global plc Class A	72,200	1,972
			510,080
Utilities (1.0%)
	Waste Management Inc.	177,114	24,916
	Sempra Energy	126,100	17,085
	American Water Works Co. Inc.	75,897	11,766
	Consolidated Edison Inc.	143,725	11,101
	Republic Services Inc. Class A	87,832	9,589
	PPL Corp.	324,837	9,456
	Edison International	149,900	8,375
	CMS Energy Corp.	120,305	7,548
	AES Corp.	274,600	6,978
	Alliant Energy Corp.	104,000	5,944
	CenterPoint Energy Inc.	212,916	5,387
	Atmos Energy Corp.	53,700	5,325

		Shares	Market Value ($000)
	NiSource Inc.	158,992	4,054
	Avangrid Inc.	24,239	1,277
			128,801
Total Common Stocks (Cost $7,498,127)			13,182,973
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2,3]	Vanguard Market Liquidity Fund, 0.055% (Cost $5,399)	53,988	5,399
Total Investments (99.9%) (Cost $7,503,526)			13,188,372
Other Assets and Liabilities—Net (0.1%)			7,256
Net Assets (100%)			13,195,628
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,967,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $5,392,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	29	6,093	21
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.